Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Project implementation phase:
Total	$ 461,035	$ 382,903
Revenues from pre-production implementation projects [Member]
Project implementation phase:
Total	178,419	142,247
Revenues from post-production implementation projects [Member]
Project implementation phase:
Total	$ 282,616	$ 240,656